Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥ (12,220)	[1]	¥ 6,773	[1]	¥ (79,119)	[1]
Amortization of actuarial loss (gain)	(11,809)	[1]	(12,329)	[1]	(14,433)	[1]
Japanese plans
Pension Cost
Service cost-benefits earned during the year	35,209		37,215		41,175
Interest cost on projected benefit obligations	23,159		22,593		24,201
Expected return on plan assets	(22,972)		(22,080)		(30,213)
Amortization of actuarial loss (gain)	21,871		27,288		21,316
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(9,543)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	40,963		48,712		46,936
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(50)		(56,262)		157,347
Amortization of actuarial loss (gain)	(21,871)		(27,288)		(21,316)
Prior service cost (benefit)					(135,212)
Amortization of prior service cost (benefit)	16,304		16,304		9,543
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	(5,617)		(67,246)		10,362
Total recognized in Pension cost and Other comprehensive income (loss)	35,346		(18,534)		57,298
Foreign plans
Pension Cost
Service cost-benefits earned during the year	18,113		15,210		27,198
Interest cost on projected benefit obligations	24,165		23,135		26,558
Expected return on plan assets	(27,332)		(27,675)		(38,297)
Amortization of actuarial loss (gain)	5,422		1,403		433
Amortization of net transition Obligation	31		31		32
Amortization of prior service cost (benefit)	5		(44)		808
Other	382		7,162		4,582
Defined Benefit Plan, Net Periodic Benefit Cost, Total	20,786		19,222		21,314
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	8,560		32,479		83,040
Amortization of actuarial loss (gain)	(5,422)		(1,403)		(433)
Amortization of net transition obligation	(31)		(31)		(32)
Prior service cost (benefit)			989		(6,932)
Amortization of prior service cost (benefit)	(5)		44		(808)
Other					(808)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	3,102		32,078		74,027
Total recognized in Pension cost and Other comprehensive income (loss)	¥ 23,888		¥ 51,300		¥ 95,341

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).